Property, Plant and Equipment - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment charge	¥ 13,419	¥ 29,925	¥ 17,947
Exploration and production [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment charge	11,562	26,002	6,565
Petrochemical and refinery production facilities [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment charge	1,159	3,937
Petrochemical production facilities [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment charge			10,300
Oil and gas properties [member] | Exploration and production [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment charge	11,562	19,856	¥ 3,961
Construction in progress [member] | Exploration and production [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment charge	¥ 0	¥ 2,904
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
After-tax discount rates adopted by most oil blocks	6.40%	7.30%	7.60%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
After-tax discount rates adopted by most oil blocks	15.40%	11.50%	11.00%